SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
T U R N O N G R E E N I N C [Member]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2021, and thru the date of this report being issued and has determined that it does not have any material subsequent events to disclose in these financial statements except for the following.

TurnOnGreen Lease Agreement

On November 5, 2021, the Company’s subsidiary, TurnOnGreen, entered into a lease agreement to lease a 31,165 square foot building in Milpitas, California. The lease term is approximately 50 months beginning on January 1, 2022 ending January 31, 2026. The total commitment under the lease is $2.3 million.

Entry in Securities Purchase Agreement

On March 20, 2022, the Company entered into a securities purchase agreement (the “Agreement”) with Imperalis Holding Corp. (OTC Pink: IMHC) (“Imperalis”), a publicly traded subsidiary of the Company’s parent. Upon closing of the Agreement, TurnOnGreen will become a subsidiary of Imperalis and Imperalis will change its name to TurnOnGreen, Inc., and through an upstream merger, the Company and its subsidiaries shall cease to exist. The Company’s parent will then assist the newly merged company in pursuing an uplisting to the Nasdaq Capital Market, subject to Nasdaq’s seasoning rules and other criteria for listing.